     As filed with the Securities and Exchange Commission on June 6, 2005.

                                                              File No.  33-71688
                                                                       811-08154

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.   18                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   54                                         [X]
                                ------

                       FIRST FORTIS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       FIRST FORTIS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                               Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on July 5, 2005 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on __________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Fortis Opportunity variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-71688), as filed on April 15, 2005, and declared effective on May 2, 2005.

Supplements to the Prospectus and Statement of Additional Information, dated July 5, 2005, are included in Part A and Part B of this Post-Effective Amendment No. 18.

                                    PART A

                               FORTIS OPPORTUNITY
                               VARIABLE ACCOUNT A
                      FIRST FORTIS LIFE INSURANCE COMPANY

                               FILE NO. 33-71688

        SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

     - HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

                                                                                  MINIMUM      MAXIMUM
                                                                                  -------      -------
          Total Annual Fund Operating Expenses
          (these are expenses  that are deducted  from Fund assets,
          including management fees, Rule 12b-1 distribution
          and/or service fees, and other expenses)                                0.43%        1.08%

Under the "Fee Tables" section, the example following the Fee Table is deleted and replaced with the following:

                      (1) If you Surrender your Contract at the end of

                      the applicable time period:
                           1 year                              $  730
                           3 years                             $1,289
                           5 years                             $1,848
                           10 years                            $2,868
                      (2) If you annuitize at the end of the applicable time period:
                           1 year                              $  249
                           3 years                             $  781
                           5 years                             $1,339
                           10 years                            $2,858
                      (3) If you do not Surrender your Contract:
                           1 year                              $  257
                           3 years                             $  789
                           5 years                             $1,348
                           10 years                            $2,868


The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

     Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value HLS Fund are series of Hartford Series Fund, Inc.

The fourth and fifth paragraphs under "The Funds" in the "General Contract Information" section are deleted and replaced with the following:

     Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund and Hartford Value Opportunities HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

     Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Total Return Bond HLS Fund and Hartford U.S. Government Securities HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management")

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:

          HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

          HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

          HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

          HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

          HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

          HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

          HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

          HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

          HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management Company, LLP.

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

          There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5176

                                    PART B

                               FORTIS OPPORTUNITY
                               VARIABLE ACCOUNT A
                      FIRST FORTIS LIFE INSURANCE COMPANY

                               FILE NO. 33-71688

                      SUPPLEMENT DATED JULY 5, 2005 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

     There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5177

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6)  (a) Charter of First Fortis Life Insurance Company.(1)

               (b) By-laws of First Fortis Life Insurance Company.(1)

          (7)  Reinsurance Contract and Administrative Services Contract.(1)

          (8)  Form of Participation Agreement.(3)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

          (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

----------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 33-71686 filed with the Commission on April 19, 2002.
(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 33-71688, dated April 19, 2002.
(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, dated April 19, 2002.

Item 25.  Directors and Officers of Depositor

------------------------------- ------------------------------------------------
NAME AND ADDRESS                POSITION AND OFFICES WITH DEPOSITOR
------------------------------- ------------------------------------------------
Lance R. Wilson (2)             President, Chief Executive Officer, Chairman of
                                the Board and Director
------------------------------- ------------------------------------------------
Terry J. Kryshak (1)            Senior Vice President and Director
------------------------------- ------------------------------------------------
Ranell M. Jacobson (2)          Treasurer and Director
------------------------------- ------------------------------------------------
Barbara R. Hege (3)             Assistant Treasurer and Director
------------------------------- ------------------------------------------------
Lesley G. Silvester (3)         Director
------------------------------- ------------------------------------------------
Allen Freedman                  Director
525 County Hwy. 40
Charlotteville, NY 12036
------------------------------- ------------------------------------------------
Dale Edward Gardner             Director
Gardner & Buhl
Bridge Street
Roxbury, NY  12474
------------------------------- ------------------------------------------------
Esther L. Nelson                 Director
899 Wiley Town Road
Fly Creek, NY 13337
-------------------------------- -----------------------------------------------
Clarence Elkus Galston           Director
10 Longwood Dr., Apt. 330
Westwood, MA 02090
-------------------------------- -----------------------------------------------
Paula M. SeGuin (1)              Chief Administrative Officer, Vice President
                                 and Assistant Secretary
-------------------------------- -----------------------------------------------
Douglas R. Lowe (2)              Secretary
-------------------------------- -----------------------------------------------
Miles Yakre (3)                  Corporate Actuary
-------------------------------- -----------------------------------------------

(1)  Address: 308 Maltbie St., Suite 200, Syracuse, NY 13204.

(2)  Address: Assurant, Inc., 576 Bielenberg Drive, Woodbury, MN 55125.

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

Item 26. Persons Controlled By or Under Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 12 to the Redgistration Statement File No. 333-79701 filed with the commission on April 15, 2005.

Item 27.  Number of Contract Owners

          As of April 30, 2005 there were 797 Contract Owners.

Item 28.  Indemnification

First Fortis' By-Laws provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

          (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL
         BUSINESS ADDRESS             TITLE
         -----------------------      -----
         Richard Fergesen*            Chief Financial Officer, Assistant
                                      Treasurer and
                                      Financial Principal
         Walter R. White*             Director and Chief Operating Officer
         Brian Murphy*                Director, President and Chief Executive Officer
         Mark Cadalbert*              Chief Compliance Officer
         John C. Walters**            Director
         Richard G. Costello***       Assistant Secretary
         Sarah J. Harding**           Assistant Secretary

          *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **   200 Hopmeadow Street, Simsbury CT 06089
          ***  Hartford Plaza, Hartford, CT 06115

          (c) None.

Item 30.  Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

First Fortis Life Insurance Company:          308 Maltbie Street, Suite 200, Syracuse, NY 13204
Woodbury Financial Services, Inc.:            500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company      500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

Effective April 1, 2001, First Fortis contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 6th day of June, 2005.

SEPARATE ACCOUNT A OF
FIRST FORTIS LIFE INSURANCE COMPANY
(Registrant)

By:    Lance R. Wilson
     ---------------------------------------
       Lance R. Wilson, President,
       Chief Executive Officer and
       Chairman of the Board*

FIRST FORTIS LIFE INSURANCE COMPANY           *By: /s/ Richard Wirth
    (Depositor)                                    -----------------------------
                                                    Richard Wirth
                                                    Attorney-in-Fact
By:    Lance R. Wilson
     ---------------------------------------
       Lance R. Wilson, President,
       Chief Executive Officer and
       Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Lance R. Wilson
     President, Chief Executive Officer
     and Chairman of the Board, Director*
Terry J. Kryshak
     Sr. Vice President and Director*
Ranell M. Jacobson
     Treasurer, Director
     and Principal Financial Officer*
Barbara R. Hege                          *By: /s/ Richard Wirth
     Assistant Treasurer, Director*           ----------------------
Lesley G. Silvester, Director*                Richard Wirth
Allen R. Freedman                             Attorney-in-Fact
     Director*
Dale E. Gardner                               Date:  June 6, 2005
     Director*
Esther L. Nelson, Director*
Clarence E. Galston, Director*


33-71688

                                  EXHIBIT INDEX


9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of First Fortis Life Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

99     Copy of Power of Attorney.